UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   6/30/14

Item 1.  Reports to Stockholders.

EQUINOX EQUITYHEDGE U.S. STRATEGY FUND

CLASS A SHARES: EEHAX

CLASS C SHARES: EEHCX

CLASS I SHARES: EEHIX

ANNUAL REPORT

JUNE 30, 2014

 1-888-643-3431

WWW.EQUINOXFUNDS.COM

Distributed by Northern Lights Distributors, LLC

Equinox EquityHedge US Strategy Fund
Letter to Shareholders as of June 30, 2014

The Equinox EquityHedge US Strategy Fund (“the Fund”) commenced trading September 9, 2013. For the last nine full months of trading (Oct-13 to Jun-14), the Fund (Class I) has achieved a positive return of +10.4% with the S&P500 Total Return Index® up +18.4% and the HFRX Equity Hedge Index up +5.5% for the same period. During the last nine months, equity markets have trended higher despite strong macro headwinds underpinned by heightened global geopolitical concerns and the reduction of US stimulus support initiated by Federal Reserve Chairwoman Janet Yellen.

During 4Q-2013, the Fund kept pace with the broader indexes and was up +10.0% (Class I) for the period, compared with S&P500 Total Return Index® up +10.5% and HFRX Equity Hedge Index up +4.2%. Within the Equity Strategy, all six equity programs generated positive performance with growth-oriented programs managed by Logan and Polen adding the most to gains. At the sector level, Technology, Consumer Discretionary and Financials were the top performers. The Hedging Strategy was also positive for the period, adding incremental performance to the Fund.

During the first half of 2014, the Fund’s performance was essentially flat +0.4% with the S&P500 Total Return Index® up +7.1% and HFRX Equity Hedge Index up +1.3%. The Fund’s performance during 2014 felt the impact of a volatile fixed income market in March and sector rotation out of growth stocks during April. During March, fixed income markets shifted sharply mid-month causing losses for positions in the Fund’s Hedging Strategy. In April, the equity portfolio was down -1.4%, and given its growth orientation, the bulk of losses came from exposure to Consumer Discretionary and Technology

1

stocks. During this same month, the Hedging Strategy experienced small losses across equities, currencies and fixed income given the lack of sustained trends.

Within the Equity Strategy, five of the six programs ended in positive territory for 2014. Turner’s Small Cap program ended lower for the period and detracted from overall gains. At the sector level, Consumer Discretionary, and to some extent Telecommunication stocks, detracted from gains whereas Energy and Healthcare were the top performing sectors. The Hedging Strategy ended lower in 2014 with losses stemming largely from a lack of sustained trends and dislocation in fixed income markets during the first quarter. In June, the Fund’s performance was up 2.0% and has tracked the broader markets with the equity portfolio up approximately +1.8% with strong gains in Technology, Energy and Financials.

EHUS836

5172-NLD-07/25/2014

Index Definitions

The S&P500 Total Return Index® is widely regarded as the best single gauge of the U.S. equities market. This world-renowned Index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. Total return provides investors with price-plus-gross cash dividend return. Gross cash dividends are applied on the ex-date of the dividend. Source: standardandpoors.com.

2

The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets. Net exposure of equity hedge portfolios may range anywhere from net long to net short depending on market conditions. It is constructed using robust filtering, monitoring and quantitative constituent selection process using the Hedge Fund Research database (HFR Database), an industry standard for hedge fund data.

3

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO REVIEW
June 30, 2014 (Unaudited)

The Fund’s performance figures* for the period ended June 30, 2014, as compared to its benchmark:

Start of Performance **
June 30, 2014
Equinox EquityHedge U.S. Strategy Fund
Class A	10.23%
Class A with Load	3.89%
Class C	9.33%
Class I	10.43%
S&P 500 Total Return Index ***	19.22%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.49% for Class A shares, 3.24% for Class C shares and 2.24% for Class I Shares per the June 27, 2013, prospectus. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Start of performance is September 9, 2013.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Top Ten Industries	% of Net Assets
Retail	9.9%
Pharmaceuticals	6.5%
Internet	5.2%
Diversified Financial Services	4.8%
Semiconductors	4.6%
Oil & Gas	4.1%
Software	3.8%
Computers	3.5%
Insurance	3.5%
Banks	3.5%
Other ^	40.6%
Other assets and liabilities - net	10.0%
100.0%

^	Other represents less than 3.5% in the following industries: Aerospace/Defense, Apparel, Auto Parts & Equipment, Beverages, Biotechnology, Building Materials, Chemicals, Commercial Services, Cosmetics/Personal Care, Distribution/Wholesale, Electric, Electrical Components & Equipment, Electronics, Engineering & Construction, Entertainment, Environmental Control, Equity Fund, Food, Healthcare-Products, Home Furnishings, Machinery - Construction & Mining, Machinery-Diversified, Media, Metal Fabricate/ Hardware, Mining, Miscellaneous Manufacturing, Oil & Gas Services, Packaging & Containers, Real Estate, Real Estate Investment Trusts, Telecommunications and Transportation.
4

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCKS - 88.6%
	AEROSPACE/DEFENSE - 1.9%
175	Northrop Grumman Corp.	$20,935
586	Rockwell Collins, Inc.	45,790
433	Teledyne Technologies, Inc. *	42,075
610	United Technologies Corp.	70,425
		179,225

	APPAREL - 2.0%
1,913	NIKE, Inc.	148,353
767	Under Armour, Inc. *	45,629
		193,982
	AUTO PARTS & EQUIPMENT - 0.6%
850	Tenneco, Inc. *	55,845

	BANKS - 3.5%
907	Comerica, Inc.	45,495
681	First Republic Bank	37,448
600	The PNC Financial Services Group, Inc.	53,430
565	SunTrust Banks, Inc.	22,634
1,225	US Bancorp	53,067
2,260	Wells Fargo & Co.	118,786
		330,860
	BEVERAGES - 3.3%
495	Diageo PLC - ADR	62,999
980	Dr. Pepper Snapple Group, Inc.	57,408
725	Molson Coors Brewing Co.	53,766
1,510	PepsiCo, Inc.	134,903
		309,076
	BIOTECHNOLOGY - 1.8%
142	Biogen Idec, Inc. *	44,774
510	BioMarin Pharmaceutical, Inc. *	31,727
474	Cubist Pharmaceuticals, Inc. *	33,095
76	Regeneron Pharmaceuticals, Inc. *	21,468
426	United Therapeutics Corp. *	37,697
		168,761
	BUILDING MATERIALS - 0.4%
1,161	USG Corp. *	34,981

	CHEMICALS - 2.6%
375	Airgas, Inc.	40,841
549	Axiall Corp.	25,951
311	Ecolab, Inc.	34,627
921	RPM International, Inc.	42,532
230	The Sherwin-Williams Co.	47,589
530	Sigma-Aldrich Corp.	53,784
		245,324

See accompanying notes to financial statements.

5

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	COMMERCIAL SERVICES - 3.3%
868	Automatic Data Processing, Inc.	$68,815
572	Equifax, Inc.	41,493
817	Gartner, Inc. *	57,615
1,975	MasterCard, Inc.	145,103
		313,026
	COMPUTERS - 3.5%
986	Accenture PLC	79,708
1,498	Apple, Inc.	139,209
875	Cognizant Technology Solutions Corp. *	42,796
791	Synaptics, Inc. *	71,696
		333,409
	COSMETICS/PERSONAL CARE - 0.5%
650	The Procter & Gamble Co.	51,083

	DISTRIBUTION/WHOLESALE - 1.5%
1,073	Fastenal Co.	53,103
986	LKQ Corp. *	26,316
229	WW Grainger, Inc.	58,228
		137,647
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
248	Affiliated Managers Group, Inc. *	50,939
1,364	Air Lease Corp.	52,623
1,065	American Express Co.	101,037
775	The Charles Schwab Corp.	20,871
1,386	T Rowe Price Group, Inc.	116,992
539	Visa, Inc.	113,573
		456,035
	ELECTRIC - 0.8%
1,300	Exelon Corp.	47,424
645	The Southern Co.	29,270
		76,694
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
896	AMETEK, Inc.	46,843
950	Emerson Electric Co.	63,042
		109,885
	ELECTRONICS - 2.0%
550	Thermo Fisher Scientific, Inc.	64,900
1,642	Trimble Navigation Ltd *	60,672
605	Waters Corp. *	63,186
		188,758
	ENGINEERING & CONSTRUCTION - 0.3%
410	Chicago Bridge & Iron Co.	27,962

	ENTERTAINMENT - 0.5%
1,669	Lions Gate Entertainment Corp.	47,700

See accompanying notes to financial statements.

6

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	ENVIRONMENTAL CONTROL - 0.4%
333	Stericycle, Inc. *	$39,434

	FOOD - 1.6%
471	McCormick & Co., Inc.	33,719
960	Nestle SA - ADR	74,563
1,240	The WhiteWave Foods Co. *	40,139
		148,421

	HEALTHCARE-PRODUCTS - 1.9%
767	Align Technology, Inc. *	42,983
585	Baxter International, Inc.	42,295
255	Becton Dickinson and Co.	30,166
975	Medtronic, Inc.	62,166
		177,610

	HOME FURNISHINGS - 0.5%
338	Whirlpool Corp.	47,056

	INSURANCE - 3.5%
500	Berkshire Hathaway, Inc. *	63,280
100	Markel Corp. *	65,564
435	The Chubb Corp.	40,094
1,039	The Hartford Financial Services Group, Inc.	37,207
420	The Travelers Cos., Inc.	39,509
260	Torchmark Corp.	21,299
1,430	WR Berkley Corp.	66,223
		333,176
	INTERNET - 5.2%
865	eBay, Inc. *	43,302
431	F5 Networks, Inc. *	48,031
716	Facebook, Inc. *	48,180
220	Google, Inc. Class A *	128,627
225	Google, Inc. Class C *	129,438
75	The Priceline Group, Inc. *	90,225
		487,803

	MACHINERY-CONSTRUCTION & MINING - 0.4%
344	Caterpillar, Inc.	37,382

	MACHINERY-DIVERSIFIED - 2.0%
342	Cummins, Inc.	52,767
402	Deere & Co.	36,401
690	The Middleby Corp. *	57,077
569	Wabtec Corp.	46,994
		193,239

See accompanying notes to financial statements.

7

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	MEDIA - 2.5%
691	DIRECTV *	$58,742
908	Discovery Communications, Inc. *	65,912
469	FactSet Research Systems, Inc.	56,411
706	Scripps Networks Interactive, Inc.	57,285
		238,350
	METAL FABRICATE/HARDWARE - 0.5%
191	Precision Castparts Corp.	48,208

	MINING - 0.8%
2,725	Barrick Gold Corp.	49,867
1,080	Newmont Mining Corp.	27,475
		77,342
	MISCELLANEOUS MANUFACTURING - 0.6%
635	Illinois Tool Works, Inc.	55,601

	OIL & GAS - 4.1%
870	Chevron Corp.	113,579
500	Cimarex Energy Co.	71,730
525	ConocoPhillips	45,008
345	Devon Energy Corp.	27,393
370	Energen Corp.	32,886
299	EQT Corp.	31,963
600	Exxon Mobil Corp.	60,408
		382,967
	OIL & GAS SERVICES - 1.1%
607	FMC Technologies, Inc. *	37,069
990	Halliburton Co.	70,300
		107,369
	PACKAGING & CONTAINERS - 0.3%
294	Rock-Tenn Co.	31,043

	PHARMACEUTICALS - 6.5%
2,638	Abbott Laboratories	107,894
200	Actavis PLC *	44,610
917	Allergan, Inc.	155,175
625	Cardinal Health, Inc.	42,850
1,650	Express Scripts Holding Co. *	114,394
650	GlaxoSmithKline PLC - ADR	34,762
630	Johnson & Johnson	65,911
953	Mylan, Inc. *	49,137
		614,733
	REAL ESTATE - 0.7%
2,030	CBRE Group, Inc. *	65,041

See accompanying notes to financial statements.

8

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
2,025	Annaly Capital Management, Inc.	$23,146
700	Mack-Cali Realty Corp.	15,036
198	Public Storage	33,927
		72,109
	RETAIL - 9.9%
1,705	Bed Bath & Beyond, Inc. *	97,833
325	CVS Caremark Corp.	24,495
755	Dick’s Sporting Goods, Inc.	35,153
1,466	Lowe’s Cos., Inc.	70,353
621	Ross Stores, Inc.	41,067
288	Signet Jewelers Ltd.	31,850
1,622	Starbucks Corp.	125,510
1,200	Target Corp.	69,540
755	The Cheesecake Factory, Inc.	35,047
533	The Home Depot, Inc.	43,152
2,331	The TJX Cos., Inc.	123,893
662	Tractor Supply Co.	39,985
657	Ulta Salon Cosmetics & Fragrance, Inc. *	60,056
1,000	Wal-Mart Stores, Inc.	75,070
896	Williams-Sonoma, Inc.	64,315
		937,319
	SEMICONDUCTORS - 4.6%
736	Avago Technologies Ltd.	53,044
597	IPG Photonics Corp. *	41,074
686	KLA-Tencor Corp.	49,831
2,114	NXP Semiconductor *	139,905
1,429	QUALCOMM, Inc.	113,177
1,670	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	35,721
		432,752
	SOFTWARE - 3.8%
865	Fiserv, Inc. *	52,177
1,275	Microsoft Corp.	53,168
3,761	Oracle Corp.	152,433
1,374	PTC, Inc. *	53,311
777	Solera Holdings, Inc.	52,176
		363,265
	TELECOMMUNICATIONS - 0.7%
1,270	Cisco Systems, Inc.	31,560
1,549	Fortinet, Inc. *	38,926
		70,486
	TRANSPORTATION - 1.7%
1,375	CSX Corp.	42,364
1,401	Expeditors International of Washington, Inc.	61,868

See accompanying notes to financial statements.

9

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	TRANSPORTATION - 1.7% (Continued)
498	Genesee & Wyoming, Inc. *	$52,290
		156,522

	TOTAL COMMON STOCKS (Cost - $7,427,266)	8,377,481

	EXCHANGE TRADED FUNDS - 1.4%
	EQUITY FUNDS - 1.4%
1,340	iShares Russell 1000 Value ETF (Cost $121,772)	135,702

	TOTAL INVESTMENTS - 90.0% (Cost - $7,549,038) (a)	$8,513,183
	OTHER ASSETS AND LIABILITIES - NET - 10.0%	950,208
	TOTAL NET ASSETS - 100.0%	$9,463,391

*	Non-Income producing security.

ADR - American Depositary Receipt

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,553,192 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,051,732
Unrealized depreciation:	(91,741)
Net unrealized appreciation:	$959,991

	LONG SWAP	Unrealized Depreciation

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Quest Dynamic Financial Hedge Program of Quest Partners LLP (“Quest”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Quest that include exchange traded futures and options in relation to equity, fixed income, and currency asset classes traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 10, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $4,920,000)

	Total Net Unrealized Depreciation on Long Swap Contract	$(200,191)

Contracts		Unrealized Appreciation
	OPEN LONG FUTURE CONTRACTS
9	S&P 500 E-Mini September 2014
	(Underlying Face Amount at Value $878,625)	$8,438

See accompanying notes to financial statements.

10

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014

ASSETS
Investment securities:
At cost	$7,549,038
At value	$8,513,183
Cash	268,254
Swap margin balance *	816,500
Deposits for future contracts **	73,105
Receivable due from Advisor	18,916
Unrealized appreciation on futures contracts	8,438
Dividends receivable	4,430
Due from affiliates	1,916
Prepaid expenses & other assets	6,256
TOTAL ASSETS	9,710,998

LIABILITIES
Unrealized depreciation on swap contract	200,191
Payable for investments purchased	5,043
Distribution (12b-1) fees payable	1,112
Accrued expenses and other liabilities	41,261
TOTAL LIABILITIES	247,607
NET ASSETS	$9,463,391

Net Assets Consist Of:
Paid in capital	$8,634,858
Accumulated net investment income	17,707
Accumulated net realized gain from investments and futures contracts	38,434
Net unrealized appreciation of investments, futures contracts and swap contract	772,392
NET ASSETS	$9,463,391

*	Pledged as collateral for swap agreement.

**	Pledged as collateral for futures contracts.

See accompanying notes to financial statements.

11

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
June 30, 2014

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,079,003
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	461,214
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$11.01
Maximum offering price per share (maximum sales charges of 5.75%)	$11.68

Class C Shares:
Net Assets	$6,043
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	553
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(c)	$10.92

Class I Shares:
Net Assets	$4,378,345
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	397,037
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.03

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1%.

(c)	NAV may not recalculate due to the rounding of shares.

See accompanying notes to financial statements.

12

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2014 (a)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $71)	$77,999
TOTAL INVESTMENT INCOME	77,999

EXPENSES
Investment advisory fees	144,660
Distribution (12b-1) fees
Class A	9,647
Class C	88
Legal fees	115,282
Accounting services fees	34,060
Registration fees	31,500
Audit fees	26,755
Custodian fees	20,895
Transfer agent fees	12,745
Administrative services fees	7,408
Printing and postage expenses	5,088
Compliance officer fees	2,545
Trustees fees and expenses	1,853
Other expenses	3,132
TOTAL EXPENSES	415,658

Less: Fees waived/reimbursed by the Advisor	(246,171)

NET EXPENSES	169,487
NET INVESTMENT LOSS	(91,488)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	64,995
Futures contracts	93,108
158,103
Net change in unrealized appreciation (depreciation) on:
Investments	964,145
Futures contracts	8,438
Swap contract	(200,191)
772,392

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	930,495

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$839,007

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to financial statements.

13

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
June 30, 2014 (a)
FROM OPERATIONS
Net investment loss	$(91,488)
Net realized gain on investment transactions and futures contracts	158,103
Net change in unrealized appreciation on investments, futures contracts and swap contract	772,392
Net increase in net assets resulting from operations	839,007

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(5,603)
Class C	(32)
Class I	(4,839)
From distributions to shareholders	(10,474)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,792,895
Class C	30,150
Class I	4,869,279
Net asset value of shares issued in reinvestment of distributions:
Class A	5,324
Class C	32
Class I	4,839
Redemption fee proceeds:
Class A	1
Class I	1
Payments for shares redeemed:
Class A	(161,828)
Class C	(24,184)
Class I	(881,651)
Net increase in net assets from shares of beneficial interest	8,634,858

TOTAL INCREASE IN NET ASSETS	9,463,391

NET ASSETS
Beginning of Period	—
End of Period*	$9,463,391
*Includes accumulated net investment income of:	$17,707

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to financial statements.

14

Equinox EquityHedge U.S. Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the Period Ended
June 30, 2014 (a)

SHARE ACTIVITY
Class A:
Shares Sold	475,778
Shares Reinvested	488
Shares Redeemed	(15,052)
Net increase in shares of beneficial interest outstanding	461,214

Class C:
Shares Sold	2,851
Shares Reinvested	3
Shares Redeemed	(2,301)
Net increase in shares of beneficial interest outstanding	553

Class I:
Shares Sold	478,782
Shares Reinvested	443
Shares Redeemed	(82,188)
Net increase in shares of beneficial interest outstanding	397,037

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to financial statements.

15

Equinox EquityHedge U.S. Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
For the Period Ended
June 30, 2014 (1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.12)
Net realized and unrealized gain on investments, futures contracts and swap contract	1.14
Total from investment operations	1.02

Less distributions from:
Net realized gains	(0.01)

Paid-in-Capital From Redemption Fees (3)	0.00

Net asset value, end of period	$11.01

Total return (4)(5)	10.23%

Net assets, at end of period (000’s)	$5,079

Ratio of gross expenses to average net assets (6)(7)(8)	5.97%
Ratio of net expenses to average net assets (7)(8)	2.49%
Ratio of net investment loss to average net assets (7)(8)(9)	(1.40)%

Portfolio Turnover Rate (5)	49%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to financial statements.

16

Equinox EquityHedge U.S. Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class C
For the Period Ended
June 30, 2014 (1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.18)
Net realized and unrealized gain on investments, futures contracts and swap contract	1.11
Total from investment operations	0.93

Less distributions from:
Net realized gains	(0.01)

Net asset value, end of period	$10.92

Total return (3)(4)	9.33%

Net assets, at end of period (000’s)	$6

Ratio of gross expenses to average net assets (5)(6)(7)	6.71%
Ratio of net expenses to average net assets (6)(7)	3.24%
Ratio of net investment loss to average net assets (6)(7)(8)	(2.20)%

Portfolio Turnover Rate (4)	49%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to financial statements.

17

Equinox EquityHedge U.S. Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
For the Period Ended
June 30, 2014 (1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.09)
Net realized and unrealized gain on investments, futures contracts and swap contract	1.13
Total from investment operations	1.04

Less distributions from:
Net realized gains	(0.01)

Paid-in-Capital From Redemption Fees (3)	0.00

Net asset value, end of period	$11.03

Total return (4)(5)	10.43%

Net assets, at end of period (000’s)	$4,378

Ratio of gross expenses to average net assets (6)(7)(8)	5.64%
Ratio of net expenses to average net assets (7)(8)	2.24%
Ratio of net investment loss to average net assets (7)(8)(9)	(1.14)%

Portfolio Turnover Rate (5)	49%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to financial statements.

18

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

1.	ORGANIZATION

The Equinox EquityHedge U.S. Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on September 9, 2013. The Fund currently offers Class A, Class C and Class I shares. The investment objective of the Fund is to achieve capital appreciation with moderate correlation to and with less volatility than the S&P 500 Index.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

19

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

20

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$8,377,481	$—	$—	$8,377,481
Exchange Traded Funds	135,702	—	—	135,702
Long Futures Contracts **	8,438	—	—	8,438
Total	$8,521,621	$—	$—	$8,521,621
Liabilities *	Level 1	Level 2	Level 3	Total
Long Swap	$—	$200,191	$—	$200,191
Total	$—	$200,191	$—	$200,191

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

**	Cumulative appreciation/depreciation on futures contracts is shown.
21

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrealized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

22

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the year the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of June 30, 2014, the Fund had unrealized appreciation of $8,438 from futures contracts. For the period ended June 30, 2014, the Fund had realized gains of $93,108 from futures contracts.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

23

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

The Fund maintains cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Statement of Assets and Liabilities. As of June 30, 2014, the notional value of the swap was $4,920,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of June 30, 2014, the net unrealized depreciation on the swap contract was $200,191. For the period ended June 30, 2014, the Fund had no realized gains or losses from swap contract.

Derivatives Disclosure –

Fair Values of Derivative Instruments as of June 30, 2014:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

				Unrealized depreciation on swap contract
Mixed; interest rate, equity and foreign exchange contracts:				Net Assets - Net Unrealized Appreciation	$200,191	*

	Unrealized appreciation on futures contracts
Equity contracts:	Net Assets - Net Unrealized Appreciation	$8,438	*

		$8,438			$200,191

*	Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Portfolio of Investments.
24

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2014:

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain on futures contracts	$93,108

	Net change in unrealized appreciation (depreciation) on futures contracts		$8,438

Mixed; interest rate, equity and foreign exchange contracts:	Net change in unrealized appreciation (depreciation) on swap contract		$(200,191)

Total		$93,108	$(191,753)

The derivative instruments outstanding as of June 30, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
Unrealized Appreciation on Futures Contracts	$8,438	(1)	$—	$8,438	$—	$8,438	(2)	$—
Total	$8,438		$—	$8,438	$—	$8,438		$—

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Unrealized Depreciation on Long Swap Contract	$200,191	(1)	$—	$200,191	$—	$200,191	(2)	$—
Total	$200,191		$—	$200,191	$—	$200,191		$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The table above does not include additional cash collateral pledged to the counterparty. Additional cash collateral pledge as of June 30, 2014 was $680,976.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

25

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $11,539,098 and $4,055,054, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has engaged Tapestry Asset Management, LP, Confluence Investment Management, LLC, Equity Investment Corporation, Quantum Capital Management, Logan Capital Management, Inc., Polen Capital Management, LLC and Turner Investments, L.P., as the Fund’s Sub-Advisors (the “Sub-Advisors”). Effective June 9, 2014, Turner Investments, LP is no longer a Sub-Advisor to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. An officer of Equinox Funds Trust is also an officer of GFS, and is not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets. The sub-advisors are paid by the Advisor and not the Fund. For the period ended June 30, 2014, the Fund incurred advisory fees of $144,660.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until October 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.49%, 3.24%, and 2.24% per annum of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. For the period ended June 30, 2014, the Advisor waived and reimbursed expenses in the amount of $246,171.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 2.49%, 3.24%, and 2.24% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to recoupment by the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed 2.49%, 3.24%, and 2.24% of average daily net assets for each share class. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 2.49%, 3.24%, and 2.24% respectively per annum of the average daily net assets, the recoupment by the Advisor shall be suspended.

26

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

As of June 30, 2014, $246,171 is subject to recapture by the Advisor by June 30, 2017.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. The Distributor is an affiliate of GFS. During the period ended June 30, 2014, the Distributor received $805 in commissions from Class A sales of which $125 was retained by the Distributor.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended June 30, 2014, the Fund assessed $1 and $1 in redemption fees for Class A and Class I, respectively.

27

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2014 was as follows:

Period Ended
June 30, 2014
Ordinary Income	$—
Long-Term Capital Gain	10,474
$10,474

As of June 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$51,135	$—	$—	$(182,593)	$959,991	$828,533

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 contracts and total return swaps, and adjustments for real estate investment trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $182,593.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and adjustments for real estate investment trusts, resulted in reclassifications for the period ended June 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$109,195	$(109,195)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the statement of assets and liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there were no events or transactions requiring adjustment or disclosure in the financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds Trust

and the Shareholders of Equinox EquityHedge U.S. Strategy Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equinox EquityHedge U.S. Strategy Fund (the Fund), a series of the Equinox Funds Trust as of June 30, 2014, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 9, 2013 (commencement of operations) to June 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equinox EquityHedge U.S. Strategy Fund as of June 30, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the period from September 9, 2013 (commencement of operations) to June 30, 2014 in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

August 29, 2014

29

Equinox EquityHedge U.S. Strategy Fund

EXPENSE EXAMPLES

June 30, 2014 (Unaudited)

As a shareholder of the Equinox EquityHedge U.S. Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Equinox EquityHedge U.S. Strategy Fund	Fund’s Annualized Expense Ratio	Beginning Account Value 1-1-14	Ending Account Value 6-30-14	Expenses Paid During Period*	Ending Account Value 6-30-14	Expenses Paid During Period
Class A	2.49%	$1,000.00	$1,001.80	$12.36	$1,012.45	$12.42
Class C	3.24%	$1,000.00	$ 996.40	$16.04	$1,008.73	$16.14
Class I	2.24%	$1,000.00	$1,003.60	$11.13	$1,013.69	$11.18

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
30

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2014 (Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Independent Trustees

DAVID P. DeMUTH Born in 1945	Trustee Since December 2010	Consultant, CFO Consulting Partners, LLC from May 2006 to present.	6	None
KEVIN R. GREEN Born in 1954	Trustee Since December 2010	Founding Managing Director, TripleTree, LLC (investment banking consulting firm) from 1997 to present.	6	Director of BlueCross BlueShield of Minnesota (healthcare services).
JAY MOORIN Born in 1951	Trustee Since December 2010	Managing Partner, ProQuest Management, LLC from September 1998 to present.	6	Director of Novacea Inc. (pharmaceutical company; now Transcept Pharmaceuticals, Inc.) from May 2006 to October 2008.

Interested Trustee

ROBERT J. ENCK Born 1962	Chairman, Trustee, President and Principal Executive Officer Since December 2010	President and Chief Executive Officer, Equinox Fund Management, LLC from March 2007 to present; and Sr. Managing Director, The Hermes Group, LLC from July 2004 to March 2007.	6	Executive Committee Member of The Frontier Fund (commodity pool).

Executive Officers

VANCE J. SANDERS Born in 1967	Treasurer and Principal Financial Officer Since December 2010	Controller and Chief Technology Officer, Equinox Fund Management (since 2008); Consultant, Ajilon Consulting (2007); Senior Manager/Consultant, K-Financial (2005 – 2007).	N/A	N/A
PHILIP LIU Born in 1973	Secretary Since December 2010	General Counsel, Equinox Fund Management, LLC (since 2009); Sr. Vice President, HSBC Bank USA, N.A. from (2007 – 2009); Attorney-at-Law, Cadwalader LLP from (2006 – 2007); Attorney-at-Law, Shearman & Sterling LLP (2001 - 2006).	N/A	N/A
31

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2014 (Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Executive Officers (Continued)

KEVIN E. WOLF Born in 1969	Assistant Treasurer Since December 2010	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A
JAMES P. ASH Born in 1976	Assistant Secretary Since December 2010	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal
Administration, Gemini
Fund Services, LLC
(2009-2011); Assistant
Senior Vice President of
Legal Administration,
Gemini Fund Services,
		LLC (2008-2011).	N/A	N/A
EMILE R. MOLINEAUX Born in 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since December 2010	General Counsel, CCO and and Senior Vice
President, Gemini Fund
		Services, LLC (2003-2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011)	N/A	N/A

*	Each Trustee and Officer shall serve until death, resignation or removal.

**	The term “Fund Complex” refers to the Equinox Funds Trust.

***	Directorships are held in a company with a class of securities registered pursuant to section 12 of the Securities Exchange Act or subject to the requirements of section 15(d) of the Securities Exchange Act or a company registered as an investment company under the 1940 Act.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-643-3431.

32

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431
33

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.
34

This Page Intentionally Left Blank.

35

This Page Intentionally Left Blank.

36

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Institutional Asset Management, LP

47 Hulfish Street, Suite 510

Princeton, NJ 08542

INVESTMENT SUB-ADVISOR

Confluence Investment Management, LLC

20 Allen Avenue # 300

Webster Groves, MO 63119

Equity Investment Corporation

3007 Piedmont Road NE, Suite 200

Atlanta, Georgia 30305

Logan Capital Management, Inc.

6 Coulter Avenue # 2000

Ardmore, PA 19041

Polen Capital Management, LLC

1825 NW Corporate Boulevard Suite 300

Boca Raton, FL 33431

Quantum Capital Management Co.

311 California Street, Suite 510

San Francisco, CA 94104

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  (a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $ 20,000

(b)

Audit-Related Fees

2014 – None

(c)

Tax Fees

2014 - $ 6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2014

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2014 - None

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

9/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

9/8/14

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

9/8/14